Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 63,742	R$ 100,243
Financial investment	0	8,160
Trade and other receivables	148,784	156,012	[1]
Recoverable taxes	28,058	35,579
Prepayments	5,571	6,369
Other assets	4,176	6,821
Total current assets	250,331	313,184
Non-current assets
Restricted cash	6,403	0
Recoverable taxes	0	107
Prepayments	1,109	2,207
Other Assets	10	34
Deferred tax assets	91,971	91,769
Property, plant and equipment	14,413	19,590
Intangible assets	1,347,327	1,377,232
Total non-current assets	1,461,233	1,490,939
Total assets	1,711,564	1,804,123
Current liabilities
Trade and other payables	353,998	264,728
Loans, borrowings and debentures	36,191	89,541
Liabilities from acquisitions	134,466	60,778
Employee benefits	50,085	35,039
Tax liabilities	18,846	17,046
Lease liabilities	2,056	1,992
Deferred revenue	11,547	6,873
Taxes to be paid in installments	185	340
Total current liabilities	607,374	476,337
Non-current liabilities
Liabilities from acquisitions	160,237	290,852
Loans and borrowings	51,605	77,293
Provisions for tax, labor and civil risks	1,721	1,969
Lease liabilities	752	2,824
Trade and other payables	0	1,092
Employee benefits	615	62
Taxes to be paid in installments	313	454
Total non-current liabilities	215,243	374,546
Equity
Capital	957,525	957,525
Reserves	247,464	244,913
Foreign currency translation reserve	3,129	9,485
Other components of equity	283	0
Accumulated losses	(319,591)	(258,587)
Equity attributable to owners of the Company	888,810	953,336
Non-controlling interests	137	(96)
Total equity	888,947	953,240
Total equity and liabilities	R$ 1,711,564	R$ 1,804,123

[1]	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.